Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity SAI U.S. Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Value Index Fund
Class Name	Fidelity® SAI U.S. Value Index Fund
Trading Symbol	FSWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI U.S. Value Index Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Value Index Fund	$ 6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 7,179,207,409
Holdings Count | shares	202
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$7,179,207,409
Number of Holdings	202
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.2 Financials 22.5 Energy 14.2 Health Care 12.7 Communication Services 11.2 Consumer Discretionary 4.5 Consumer Staples 4.2 Materials 3.3 Industrials 3.1 Utilities 0.6 Real Estate 0.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.4 Australia 0.4 Bermuda 0.1 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Australia - 0.4 Bermuda - 0.1 Puerto Rico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Micron Technology Inc 4.9 NVIDIA Corp 4.2 Exxon Mobil Corp 4.1 Chevron Corp 3.4 Bank of America Corp 3.4 Apple Inc 3.1 Wells Fargo & Co 3.0 Merck & Co Inc 3.0 Microsoft Corp 2.3 Alphabet Inc Class A 2.3 33.7
Fidelity SAI U.S. Quality Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Quality Index Fund
Class Name	Fidelity® SAI U.S. Quality Index Fund
Trading Symbol	FUQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI U.S. Quality Index Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Quality Index Fund	$ 6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 26,848,352,275
Holdings Count | shares	82
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$26,848,352,275
Number of Holdings	82
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.8 Communication Services 13.0 Health Care 12.8 Financials 11.6 Consumer Staples 6.0 Industrials 5.8 Consumer Discretionary 3.7 Real Estate 1.5 Energy 0.2 Common Stocks 93.4 Short-Term Investments and Net Other Assets (Liabilities) 6.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.4 Short-Term Investments and Net Other Assets (Liabilities) - 6.6 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.7 Apple Inc 8.0 Alphabet Inc Class A 7.9 Microsoft Corp 6.9 Meta Platforms Inc Class A 5.0 Eli Lilly & Co 4.3 Visa Inc Class A 3.8 Mastercard Inc Class A 3.8 Procter & Gamble Co/The 3.6 AbbVie Inc 3.6 55.6
Fidelity SAI U.S. Momentum Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Momentum Index Fund
Class Name	Fidelity® SAI U.S. Momentum Index Fund
Trading Symbol	FUMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI U.S. Momentum Index Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Momentum Index Fund	$ 6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 6,976,734,196
Holdings Count | shares	137
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$6,976,734,196
Number of Holdings	137
Portfolio Turnover	170%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.3 Industrials 16.0 Financials 13.2 Communication Services 9.5 Health Care 9.4 Consumer Discretionary 4.7 Utilities 1.4 Materials 1.4 Real Estate 1.1 Consumer Staples 0.7 Energy 0.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.0 Switzerland 0.5 Australia 0.3 Thailand 0.1 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.0 Switzerland - 0.5 Australia - 0.3 Thailand - 0.1 Puerto Rico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.1 Alphabet Inc Class A 8.5 Broadcom Inc 5.2 JPMorgan Chase & Co 4.0 Johnson & Johnson 4.0 Microsoft Corp 3.6 Micron Technology Inc 3.5 Apple Inc 3.2 GE Aerospace 2.6 Palantir Technologies Inc Class A 2.5 47.2
Fidelity SAI U.S. Large Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Large Cap Index Fund
Class Name	Fidelity® SAI U.S. Large Cap Index Fund
Trading Symbol	FLCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI U.S. Large Cap Index Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Large Cap Index Fund	$ 1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 15,279,894,623
Holdings Count | shares	507
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$15,279,894,623
Number of Holdings	507
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.3 Financials 12.9 Communication Services 11.0 Consumer Discretionary 10.4 Health Care 9.4 Industrials 8.6 Consumer Staples 5.0 Energy 3.2 Utilities 2.2 Materials 2.0 Real Estate 1.7 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.8 Switzerland 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Switzerland - 0.1 Netherlands - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.9 Apple Inc 6.5 Microsoft Corp 5.4 Amazon.com Inc 3.9 Alphabet Inc Class A 3.4 Broadcom Inc 2.7 Alphabet Inc Class C 2.6 Meta Platforms Inc Class A 2.6 Tesla Inc 2.1 Berkshire Hathaway Inc Class B 1.6 38.7
Fidelity SAI Small-Mid Cap Momentum Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Small-Mid Cap Momentum Index Fund
Class Name	Fidelity® SAI Small-Mid Cap Momentum Index Fund
Trading Symbol	FZFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Small-Mid Cap Momentum Index Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Small-Mid Cap Momentum Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 2,052,537,827
Holdings Count | shares	227
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$2,052,537,827
Number of Holdings	227
Portfolio Turnover	109%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.4 Information Technology 18.6 Health Care 11.6 Financials 11.3 Consumer Discretionary 10.1 Materials 7.2 Energy 4.3 Utilities 3.2 Consumer Staples 2.3 Communication Services 2.2 Real Estate 1.4 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 93.9 Australia 1.6 Thailand 1.2 United Kingdom 1.1 Canada 0.9 Puerto Rico 0.6 Sweden 0.6 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.9 Australia - 1.6 Thailand - 1.2 United Kingdom - 1.1 Canada - 0.9 Puerto Rico - 0.6 Sweden - 0.6 Switzerland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sandisk Corp/DE 3.4 Comfort Systems USA Inc 1.7 Anglogold Ashanti Plc 1.6 Rocket Lab Corp 1.6 Ciena Corp 1.5 Curtiss-Wright Corp 1.4 Albemarle Corp 1.4 Lumentum Holdings Inc 1.4 Casey's General Stores Inc 1.4 Tapestry Inc 1.3 16.7
Fidelity SAI Real Estate Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Real Estate Index Fund
Class Name	Fidelity® SAI Real Estate Index Fund
Trading Symbol	FESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Real Estate Index Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Index Fund	$ 4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 162,811,404
Holdings Count | shares	154
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$162,811,404
Number of Holdings	154
Portfolio Turnover	9%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 31.9 Health Care REITs 14.8 Retail REITs 14.0 Industrial REITs 11.4 Residential REITs 11.3 Real Estate Management & Development 9.2 Office REITs 2.8 Hotel & Resort REITs 2.2 Diversified REITs 2.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 8.2 Welltower Inc 7.9 American Tower Corp 5.7 Equinix Inc 4.6 Simon Property Group Inc 4.3 Digital Realty Trust Inc 3.7 Realty Income Corp 3.6 CBRE Group Inc Class A 3.4 Public Storage 3.0 Crown Castle Inc 2.6 47.0
Fidelity Real Estate Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Index Fund
Class Name	Fidelity® Real Estate Index Fund
Trading Symbol	FSRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Index Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Index Fund	$ 4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 2,986,715,192
Holdings Count | shares	155
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$2,986,715,192
Number of Holdings	155
Portfolio Turnover	2%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 31.9 Health Care REITs 14.8 Retail REITs 14.0 Industrial REITs 11.4 Residential REITs 11.3 Real Estate Management & Development 9.2 Office REITs 2.8 Hotel & Resort REITs 2.2 Diversified REITs 2.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 8.2 Welltower Inc 7.9 American Tower Corp 5.7 Equinix Inc 4.6 Simon Property Group Inc 4.3 Digital Realty Trust Inc 3.7 Realty Income Corp 3.6 CBRE Group Inc Class A 3.4 Public Storage 3.0 Crown Castle Inc 2.6 47.0